Other gains (losses), net - Summary of Other (Losses), Net (Parenthetical) (Detail) - 1 months ended Dec. 31, 2020 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Other gains (losses), net [Abstract]
Reimbursement depositary received	$ 1.0	¥ 6.6